Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Effective Income Tax Rate
The reconciliation of the U.S. federal statutory rate to the Company’s effective tax rate is as follows:

	Year Ended December 31,
	2021	2020
Tax at statutory rate	21.00%	21.00%
State income taxes	4.89%	5.00%
Stock-based compensation	(0.13)%	—
Other	0.02%	(0.03)%
Change in valuation allowance	(25.78)%	(25.97)%

Effective tax rate	0.00%	0.00%

Components of Deferred Tax Assets and Liabilities
The significant components of the Company’s deferred tax asset consist of the following at December 31, 2021 and 2020:

	December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$5,202,047	$1,826,692
Stock-based compensation	2,272,970	1,836,905

Total deferred tax assets	7,475,017	3,663,597
Deferred tax asset valuation allowance	(7,475,017)	(3,663,597)

Net deferred tax asset	$—	$—